UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street Income Fund

SSASX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street Income Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Income Fund	$20	0.20%

How did the Fund perform last year and what affected its performance?

Expectations of higher growth and higher inflation (due largely to a global increase in U.S. tariffs) led to a pause in the U.S. Federal Reserve's Federal Funds rate cuts in 2025, a significant increase in longer term interest rates, and moderately tighter investment-grade credit spreads during the reporting period. The Fund’s overweight allocation to duration was the primary driver of the Fund’s under-performance of the Index during the reporting period, while sector allocation and security selection from the investment-grade corporate sector added to Fund performance. The Fund used treasury futures and credit default swaps to actively manage duration and credit exposure during the reporting period. The Fund’s use of treasury futures and credit default swaps detracted from Fund performance relative to the Index.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSASX	Bloomberg U.S. Aggregate Bond Index
09/30/15	$10,000	$10,000
10/31/15	$10,069	$10,002
11/30/15	$10,024	$9,975
12/31/15	$9,976	$9,943
01/31/16	$10,037	$10,080
02/29/16	$10,087	$10,151
03/31/16	$10,253	$10,244
04/30/16	$10,337	$10,284
05/31/16	$10,322	$10,286
06/30/16	$10,503	$10,471
07/31/16	$10,614	$10,537
08/31/16	$10,627	$10,525
09/30/16	$10,611	$10,519
10/31/16	$10,548	$10,439
11/30/16	$10,298	$10,192
12/31/16	$10,325	$10,206
01/31/17	$10,364	$10,226
02/28/17	$10,439	$10,295
03/31/17	$10,433	$10,290
04/30/17	$10,528	$10,369
05/31/17	$10,606	$10,449
06/30/17	$10,593	$10,438
07/31/17	$10,651	$10,483
08/31/17	$10,736	$10,577
09/30/17	$10,702	$10,527
10/31/17	$10,705	$10,533
11/30/17	$10,688	$10,519
12/31/17	$10,737	$10,568
01/31/18	$10,630	$10,446
02/28/18	$10,513	$10,347
03/31/18	$10,576	$10,413
04/30/18	$10,489	$10,336
05/31/18	$10,552	$10,410
06/30/18	$10,523	$10,397
07/31/18	$10,550	$10,399
08/31/18	$10,616	$10,466
09/30/18	$10,558	$10,399
10/31/18	$10,470	$10,317
11/30/18	$10,515	$10,378
12/31/18	$10,656	$10,569
01/31/19	$10,825	$10,681
02/28/19	$10,820	$10,675
03/31/19	$11,028	$10,880
04/30/19	$11,046	$10,883
05/31/19	$11,211	$11,076
06/30/19	$11,372	$11,215
07/31/19	$11,399	$11,240
08/31/19	$11,651	$11,531
09/30/19	$11,599	$11,470
10/31/19	$11,635	$11,504
11/30/19	$11,641	$11,498
12/31/19	$11,656	$11,490
01/31/20	$11,830	$11,711
02/29/20	$11,955	$11,922
03/31/20	$11,704	$11,852
04/30/20	$12,008	$12,063
05/31/20	$12,157	$12,119
06/30/20	$12,265	$12,195
07/31/20	$12,496	$12,377
08/31/20	$12,417	$12,277
09/30/20	$12,396	$12,271
10/31/20	$12,362	$12,216
11/30/20	$12,562	$12,336
12/31/20	$12,612	$12,353
01/31/21	$12,527	$12,264
02/28/21	$12,360	$12,087
03/31/21	$12,224	$11,936
04/30/21	$12,321	$12,030
05/31/21	$12,378	$12,070
06/30/21	$12,485	$12,155
07/31/21	$12,623	$12,290
08/31/21	$12,606	$12,267
09/30/21	$12,494	$12,161
10/31/21	$12,485	$12,157
11/30/21	$12,507	$12,193
12/31/21	$12,476	$12,162
01/31/22	$12,188	$11,900
02/28/22	$12,027	$11,767
03/31/22	$11,695	$11,441
04/30/22	$11,246	$11,006
05/31/22	$11,303	$11,077
06/30/22	$11,100	$10,904
07/31/22	$11,374	$11,170
08/31/22	$11,054	$10,854
09/30/22	$10,560	$10,385
10/31/22	$10,437	$10,251
11/30/22	$10,861	$10,628
12/31/22	$10,806	$10,580
01/31/23	$11,165	$10,905
02/28/23	$10,867	$10,623
03/31/23	$11,158	$10,893
04/30/23	$11,230	$10,959
05/31/23	$11,084	$10,840
06/30/23	$11,030	$10,801
07/31/23	$11,033	$10,794
08/31/23	$10,956	$10,725
09/30/23	$10,620	$10,452
10/31/23	$10,397	$10,287
11/30/23	$10,946	$10,753
12/31/23	$11,442	$11,165
01/31/24	$11,413	$11,134
02/29/24	$11,209	$10,977
03/31/24	$11,317	$11,078
04/30/24	$10,963	$10,798
05/31/24	$11,176	$10,981
06/30/24	$11,308	$11,086
07/31/24	$11,581	$11,344
08/31/24	$11,784	$11,507
09/30/24	$11,952	$11,662
10/31/24	$11,578	$11,372
11/30/24	$11,711	$11,493
12/31/24	$11,490	$11,304
01/31/25	$11,553	$11,364
02/28/25	$11,828	$11,614
03/31/25	$11,835	$11,619
04/30/25	$11,888	$11,665
05/31/25	$11,784	$11,581
06/30/25	$11,970	$11,759
07/31/25	$11,938	$11,728
08/31/25	$12,114	$11,868
09/30/25	$12,228	$11,998

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSASX	2.31%	(0.27%)	2.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$687,149,265
  Number of Portfolio Holdings1,259
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$1,074,660

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasuries	31.3%
Agency Mortgage Backed	30.0%
Corporate Notes	26.9%
Short-Term Investments	23.1%
Non-Agency Collateralized Mortgage Obligations	7.3%
Agency Collateralized Mortgage Obligations	0.8%
Asset Backed	0.4%
Municipal Bonds and Notes	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.88%, due 07/31/27	5.8%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 10/01/55	5.2%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 10/01/54	4.8%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/55	4.0%
Uniform Mortgage-Backed Security, TBA, 6.50%, due 10/01/54	2.9%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.8%
U.S. Treasury Notes, 4.63%, due 05/31/31	2.8%
U.S. Treasury Notes, 4.00%, due 07/31/29	2.2%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSASX

State Street U.S. Core Equity Fund

SSAQX

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street U.S. Core Equity Fund (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Core Equity Fund	$14	0.13%

How did the Fund perform last year and what affected its performance?

The reporting period was marked by the U.S. election and policy shifts around tariffs, immigration, tax, and regulation, driving market volatility and rotating leadership. Despite this, returns were strong, supported by solid earnings, artificial intelligence (A.I.) investment, a more dovish Fed, and reduced policy uncertainty. The Fund underperformed the often momentum-driven market, with underperformance in the IT and healthcare sectors. Within IT, portfolio holdings in A.I. beneficiaries such as Nvidia and Broadcom delivered strong results. However, companies more exposed to the broader economy such as On Semiconductor or software names potentially disrupted by A.I.-such as Adobe-lagged. Palantir, a software company not held in the portfolio, also detracted from relative performance as its shares rose sharply during the reporting period on perceived benefits from Trump administration policies. In addition to the A.I. beneficiaries mentioned above, positive contributors to relative returns included positions in communication services and industrials. In communication services, Alphabet and Meta outperformed on the back of robust advertising spend and A.I. tailwinds. Within industrials, the Fund benefited from holdings in Uber and United Rentals, among others.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAQX	S&P 500® Index
09/30/15	$10,000	$10,000
10/31/15	$10,896	$10,844
11/30/15	$10,852	$10,876
12/31/15	$10,570	$10,704
01/31/16	$9,877	$10,173
02/29/16	$9,857	$10,159
03/31/16	$10,465	$10,849
04/30/16	$10,570	$10,891
05/31/16	$10,841	$11,086
06/30/16	$10,705	$11,115
07/31/16	$11,169	$11,525
08/31/16	$11,267	$11,541
09/30/16	$11,334	$11,543
10/31/16	$11,080	$11,332
11/30/16	$11,440	$11,752
12/31/16	$11,640	$11,984
01/31/17	$11,987	$12,212
02/28/17	$12,458	$12,697
03/31/17	$12,521	$12,711
04/30/17	$12,696	$12,842
05/31/17	$12,746	$13,023
06/30/17	$12,866	$13,104
07/31/17	$13,176	$13,373
08/31/17	$13,178	$13,414
09/30/17	$13,412	$13,691
10/31/17	$13,658	$14,011
11/30/17	$13,946	$14,440
12/31/17	$14,026	$14,601
01/31/18	$14,828	$15,437
02/28/18	$14,406	$14,868
03/31/18	$14,058	$14,490
04/30/18	$14,047	$14,546
05/31/18	$14,376	$14,896
06/30/18	$14,488	$14,988
07/31/18	$15,117	$15,545
08/31/18	$15,521	$16,052
09/30/18	$15,700	$16,143
10/31/18	$14,574	$15,040
11/30/18	$14,946	$15,346
12/31/18	$13,598	$13,961
01/31/19	$14,703	$15,079
02/28/19	$15,084	$15,564
03/31/19	$15,388	$15,866
04/30/19	$16,085	$16,508
05/31/19	$15,066	$15,459
06/30/19	$16,235	$16,549
07/31/19	$16,401	$16,787
08/31/19	$16,076	$16,521
09/30/19	$16,286	$16,830
10/31/19	$16,773	$17,195
11/30/19	$17,419	$17,819
12/31/19	$17,979	$18,356
01/31/20	$18,045	$18,349
02/29/20	$16,724	$16,839
03/31/20	$14,794	$14,759
04/30/20	$16,796	$16,651
05/31/20	$17,700	$17,444
06/30/20	$17,992	$17,791
07/31/20	$19,131	$18,794
08/31/20	$20,637	$20,145
09/30/20	$19,815	$19,380
10/31/20	$19,426	$18,864
11/30/20	$21,462	$20,929
12/31/20	$22,262	$21,734
01/31/21	$21,899	$21,514
02/28/21	$22,661	$22,108
03/31/21	$23,626	$23,076
04/30/21	$25,001	$24,307
05/31/21	$25,219	$24,477
06/30/21	$25,752	$25,049
07/31/21	$26,389	$25,644
08/31/21	$26,949	$26,423
09/30/21	$25,762	$25,194
10/31/21	$27,456	$26,960
11/30/21	$27,000	$26,773
12/31/21	$28,132	$27,973
01/31/22	$27,024	$26,525
02/28/22	$26,057	$25,731
03/31/22	$26,660	$26,686
04/30/22	$24,380	$24,359
05/31/22	$24,429	$24,404
06/30/22	$22,499	$22,389
07/31/22	$24,642	$24,454
08/31/22	$23,637	$23,457
09/30/22	$21,444	$21,296
10/31/22	$22,988	$23,020
11/30/22	$24,312	$24,307
12/31/22	$23,001	$22,907
01/31/23	$24,576	$24,346
02/28/23	$23,851	$23,752
03/31/23	$24,559	$24,624
04/30/23	$25,059	$25,008
05/31/23	$25,443	$25,117
06/30/23	$27,039	$26,776
07/31/23	$27,881	$27,637
08/31/23	$27,593	$27,197
09/30/23	$26,276	$25,900
10/31/23	$25,959	$25,355
11/30/23	$28,356	$27,671
12/31/23	$29,637	$28,928
01/31/24	$30,325	$29,414
02/29/24	$32,302	$30,985
03/31/24	$33,337	$31,982
04/30/24	$31,987	$30,675
05/31/24	$33,497	$32,196
06/30/24	$34,821	$33,352
07/31/24	$35,184	$33,758
08/31/24	$36,041	$34,577
09/30/24	$36,612	$35,315
10/31/24	$36,219	$34,995
11/30/24	$38,062	$37,049
12/31/24	$37,152	$36,166
01/31/25	$38,051	$37,173
02/28/25	$37,235	$36,688
03/31/25	$35,133	$34,621
04/30/25	$34,942	$34,386
05/31/25	$37,163	$36,550
06/30/25	$39,203	$38,409
07/31/25	$40,540	$39,271
08/31/25	$41,165	$40,067
09/30/25	$42,291	$41,530

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAQX	15.51%	16.37%	15.51%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$4,858,724,310
  Number of Portfolio Holdings97
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$6,231,531

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Semiconductors	13.7%
Interactive Media & Services	9.1%
Systems Software	9.1%
Technology Hardware, Storage & Peripherals	6.3%
Broadline Retail	4.4%
Diversified Banks	3.9%
Pharmaceuticals	3.6%
Application Software	3.3%
Financial Exchanges & Data	2.7%
Life Sciences Tools & Services	2.5%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	9.2%
Microsoft Corp.	7.6%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	1.8%
Bank of America Corp.	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf.

TSR AR SSAQX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements and services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $55,420 and $55,420, respectively.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $5,480 and $5,480, respectively.

(d)	All Other Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,637,151 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid by Adviser and Certain Affiliates

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2025 (in millions)	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex(1)(2):
Audit Related Fees	$18.6	$18.5
Tax Fees	$3.4	$3.2
All Other Fees	$15.8	$15.0

(1)	Information is for the calendar years 2025 and 2024, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the Registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
September 30, 2025
State Street Institutional Investment Trust
State Street U.S. Core Equity Fund
State Street Income Fund

State Street Institutional Investment Trust
Annual Financial Statements and Other Information
September 30, 2025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This page intentionally left blank]

State Street U.S. Core Equity Fund
Schedule of Investments — September 30, 2025
	Number of Shares	Fair Value
Common Stock - 96.4% †
Aerospace & Defense - 0.6%
RTX Corp.	171,213	$28,649,071
Application Software - 3.3%
Adobe, Inc. (a)	125,842	44,390,766
Intuit, Inc.	19,776	13,505,228
Salesforce, Inc.	216,397	51,286,089
Synopsys, Inc. (a)	100,791	49,729,271
		158,911,354
Automobile Manufacturers - 1.3%
General Motors Co.	444,240	27,085,313
Tesla, Inc. (a)	76,061	33,825,848
		60,911,161
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	255,489	27,544,269
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc. (a)	41,613	2,253,760
Vertex Pharmaceuticals, Inc. (a)	33,956	13,298,528
		15,552,288
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	962,134	211,255,762
Building Products - 0.5%
Trane Technologies PLC	51,347	21,666,380
Construction Machinery & Heavy Transportation Equipment - 0.3%
Westinghouse Air Brake Technologies Corp.	80,736	16,185,146
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	68,058	42,895,596
Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	266,918	24,890,104
Costco Wholesale Corp.	14,523	13,442,924
Walmart, Inc.	413,034	42,567,284
		80,900,312
Data Center REITs - 0.8%
Equinix, Inc.	50,055	39,205,078
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 0.7%
Broadridge Financial Solutions, Inc.	150,539	$35,853,874
Diversified Banks - 3.9%
Bank of America Corp.	1,612,419	83,184,696
JPMorgan Chase & Co.	343,227	108,264,093
		191,448,789
Electric Utilities - 1.0%
NextEra Energy, Inc.	670,111	50,586,679
Electrical Components & Equipment - 2.0%
Eaton Corp. PLC	88,939	33,285,421
Emerson Electric Co.	468,632	61,475,146
		94,760,567
Electronic Components - 0.4%
Amphenol Corp., Class A	157,289	19,464,514
Environmental & Facilities Services - 1.5%
Tetra Tech, Inc.	622,668	20,784,658
Waste Management, Inc.	242,582	53,569,383
		74,354,041
Financial Exchanges & Data - 2.7%
CME Group, Inc.	71,844	19,411,530
Intercontinental Exchange, Inc.	197,649	33,299,904
MSCI, Inc.	53,672	30,454,030
S&P Global, Inc.	93,092	45,308,807
		128,474,271
Healthcare Equipment - 1.0%
Abbott Laboratories	145,830	19,532,470
Becton Dickinson & Co.	61,103	11,436,649
Intuitive Surgical, Inc. (a)	41,737	18,666,038
		49,635,157
Healthcare Supplies - 0.3%
Cooper Cos., Inc. (a)	186,702	12,800,289
Home Improvement Retail - 1.9%
Home Depot, Inc.	202,183	81,922,530
Lowe's Cos., Inc.	33,231	8,351,282
		90,273,812
Household Products - 0.6%
Procter & Gamble Co.	177,225	27,230,621

See Notes to Schedules of Investments and Notes to Financial Statements.
1

State Street U.S. Core Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Independent Power Producers & Energy Traders - 0.2%
Vistra Corp.	57,685	$11,301,645
Industrial Gases - 1.1%
Linde PLC	111,240	52,839,000
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	77,592	58,826,375
Insurance Brokers - 0.2%
Marsh & McLennan Cos., Inc.	57,780	11,644,403
Integrated Oil & Gas - 1.3%
Chevron Corp.	178,073	27,652,956
Exxon Mobil Corp.	332,562	37,496,366
		65,149,322
Interactive Media & Services - 9.1%
Alphabet, Inc., Class A	960,743	233,556,623
Alphabet, Inc., Class C	129,977	31,655,898
Meta Platforms, Inc., Class A	242,391	178,007,103
		443,219,624
Investment Banking & Brokerage - 1.3%
Goldman Sachs Group, Inc.	79,996	63,704,815
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (b)	41,941	10,342,651
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	86,963	11,161,701
Danaher Corp.	100,988	20,021,881
IQVIA Holdings, Inc. (a)	129,892	24,671,686
Repligen Corp. (a)	104,989	14,033,880
Thermo Fisher Scientific, Inc.	107,844	52,306,497
		122,195,645
Managed Healthcare - 0.5%
Elevance Health, Inc.	8,199	2,649,261
UnitedHealth Group, Inc. (b)	59,246	20,457,644
		23,106,905
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	23,594	28,287,319
Walt Disney Co.	179,436	20,545,422
		48,832,741
	Number of Shares	Fair Value
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	110,138	$55,370,778
Multi-Utilities - 1.2%
CMS Energy Corp.	477,575	34,987,144
Sempra	280,267	25,218,425
		60,205,569
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	330,427	31,255,090
EQT Corp.	252,701	13,754,515
		45,009,605
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A (b)	150,660	9,411,730
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	704,291	68,999,389
Pharmaceuticals - 3.6%
AstraZeneca PLC ADR	289,972	22,246,652
Eli Lilly & Co.	105,516	80,508,708
Johnson & Johnson	245,972	45,608,128
Merck & Co., Inc.	293,582	24,640,337
		173,003,825
Property & Casualty Insurance - 0.9%
American International Group, Inc.	102,807	8,074,462
Chubb Ltd.	59,373	16,758,029
Progressive Corp.	71,890	17,753,236
		42,585,727
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	215,843	34,008,223
Restaurants - 0.5%
McDonald's Corp.	72,653	22,078,520
Semiconductor Materials & Equipment - 1.2%
Applied Materials, Inc.	286,166	58,589,627
Semiconductors - 13.7%
Advanced Micro Devices, Inc. (a)	320,382	51,834,604
Broadcom, Inc.	347,096	114,510,441
NVIDIA Corp.	2,405,902	448,893,195

See Notes to Schedules of Investments and Notes to Financial Statements.
2

State Street U.S. Core Equity Fund
Schedule of Investments, continued — September 30, 2025
	Number of Shares	Fair Value
Texas Instruments, Inc.	281,571	$51,733,040
		666,971,280
Soft Drinks & Non-alcoholic Beverages - 0.7%
Monster Beverage Corp. (a)	291,284	19,606,326
PepsiCo, Inc.	111,341	15,636,730
		35,243,056
Specialty Chemicals - 0.3%
Ecolab, Inc.	31,543	8,638,366
International Flavors & Fragrances, Inc.	84,712	5,213,177
		13,851,543
Systems Software - 9.1%
Crowdstrike Holdings, Inc., Class A (a)	23,725	11,634,265
Microsoft Corp.	714,509	370,079,937
Oracle Corp.	148,258	41,696,080
ServiceNow, Inc. (a)	19,069	17,548,819
		440,959,101
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,198,217	305,101,995
Telecom Tower REITs - 0.7%
American Tower Corp.	175,786	33,807,164
Tobacco - 0.7%
Philip Morris International, Inc.	208,335	33,791,937
	Number of Shares	Fair Value
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	66,171	$63,170,807
WW Grainger, Inc.	17,240	16,429,030
		79,599,837
Transaction & Payment Processing Services - 2.1%
Mastercard, Inc., Class A	23,080	13,128,135
Visa, Inc., Class A (b)	260,448	88,911,738
		102,039,873
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	48,457	11,599,637
Total Common Stock (Cost $2,557,550,149)		4,681,950,573
Short-Term Investment - 3.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (c)(d) (Cost $174,418,135)	174,418,135	174,418,135
Total Investments (Cost $2,731,968,284)		4,856,368,708
Other Assets and Liabilities, net - 0.0%*		2,355,602
NET ASSETS - 100.0%		$4,858,724,310

Other Information:
The Fund had the following long futures contracts open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2025	375	124,727,677	126,350,593	$1,622,916
During the year ended September 30, 2025, the average notional value related to long and short futures contracts were $73,839,985 and $3,704,036, respectively.
(a)	Non-income producing security.
(b)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
See Notes to Schedules of Investments and Notes to Financial Statements.
3

State Street U.S. Core Equity Fund
Schedule of Investments, continued — September 30, 2025
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,681,950,573	$—	$—	$4,681,950,573
Short-Term Investment	174,418,135	—	—	174,418,135
Total Investments in Securities	$4,856,368,708	$—	$—	$4,856,368,708
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$1,622,916	$—	$—	$1,622,916
Total Other Financial Instruments	$1,622,916	$—	$—	$1,622,916

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	71,047,184	$71,047,184	$1,126,654,729	$1,023,283,778	$—	$—	174,418,135	$174,418,135	$5,343,346
See Notes to Schedules of Investments and Notes to Financial Statements.
4

State Street Income Fund
Schedule of Investments — September 30, 2025
	Principal Amount	Fair Value
Bonds and Notes - 96.8% †
U.S. Treasuries - 31.3%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$8,396,300	$5,597,971
3.00%, 08/15/48 (a)	18,317,400	13,769,533
4.13%, 08/15/53 (a)	6,095,000	5,509,309
4.38%, 08/15/43 (a)	7,689,500	7,421,569
4.75%, 08/15/55 (a)	7,256,000	7,282,076
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29 (a)	12,711,609	12,965,593
1.88%, 07/15/34 (a)	18,823,138	19,103,279
U.S. Treasury Notes
0.75%, 01/31/28 (a)	11,238,200	10,523,521
1.63%, 05/15/31 (a)	4,448,200	3,960,983
2.63%, 02/15/29 (a)	6,370,300	6,164,261
3.50%, 04/30/28 (a)	13,443,800	13,405,989
3.88%, 07/31/27 - 08/15/33 (a)	53,519,200	53,573,473
4.00%, 07/31/29 - 07/31/32 (a)	20,107,500	20,297,770
4.13%, 02/15/27 - 07/31/31 (a)	5,917,500	5,969,829
4.25%, 08/15/35 (a)	4,243,000	4,277,474
4.63%, 04/30/29 - 05/31/31 (a)	24,152,800	25,089,918
		214,912,548
Agency Mortgage Backed - 30.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	17,578,888	15,916,388
4.50%, 06/01/33 - 02/01/35 (a)	7,207	7,236
5.00%, 07/01/35 (a)	130,090	132,670
5.50%, 01/01/38 - 04/01/39 (a)	202,492	210,764
6.00%, 06/01/33 - 11/01/37 (a)	423,462	445,008
6.50%, 07/01/29 (a)	2,573	2,592
7.00%, 01/01/27 - 08/01/36 (a)	88,847	95,681
7.50%, 01/01/28 - 09/01/33 (a)	7,341	7,583
8.00%, 11/01/30 (a)	592	610
8.50%, 04/01/30 (a)	1,170	1,256
Federal National Mortgage Association
2.50%, 03/01/51 (a)	7,749,071	6,533,680
3.00%, 03/01/50 (a)	3,181,825	2,836,436
	Principal Amount	Fair Value
3.50%, 08/01/45 - 01/01/48 (a)	$7,016,775	$6,553,023
4.00%, 01/01/41 - 01/01/50 (a)	7,798,886	7,512,193
4.50%, 07/01/33 - 12/01/48 (a)	3,755,636	3,728,232
5.00%, 03/01/34 - 05/01/39 (a)	337,254	343,640
5.50%, 12/01/32 - 01/01/39 (a)	1,102,972	1,145,128
6.00%, 02/01/33 - 05/01/41 (a)	1,912,052	1,996,317
6.50%, 02/01/29 - 08/01/36 (a)	54,455	57,699
7.00%, 10/01/32 - 12/01/33 (a)	12,368	13,157
7.50%, 12/01/26 - 03/01/33 (a)	27,719	28,869
8.00%, 02/01/30 - 10/01/31 (a)	3,575	3,652
8.50%, 04/01/30 (a)	1,941	2,063
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	2,638	2,688
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	16,920,328	15,457,743
3.50%, 08/20/48 (a)	2,588,485	2,393,959
4.00%, 01/20/41 - 04/20/43 (a)	2,079,064	2,009,822
4.50%, 08/15/33 - 03/20/41 (a)	807,645	806,683
5.00%, 08/15/33 (a)	39,344	40,106
6.00%, 04/15/27 - 04/15/35 (a)	150,875	157,182
6.50%, 03/15/28 - 09/15/36 (a)	92,372	96,320
7.00%, 03/15/26 - 10/15/36 (a)	66,919	70,308
7.50%, 02/15/28 - 10/15/28 (a)	10,410	10,464
8.00%, 12/15/29 - 05/15/30 (a)	193	197
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.46%, 05/20/64 (a)(b)(c)	9,514,026	311,236

See Notes to Schedules of Investments and Notes to Financial Statements.
5

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/55 (d)	$34,438,852	$27,757,680
2.50%, 10/01/55 (d)	42,763,345	36,027,434
3.00%, 10/01/55 (d)	13,198,099	11,591,758
3.50%, 10/01/55 (d)	9,644,921	8,814,243
6.00%, 10/01/54 (d)	32,162,768	32,859,092
6.50%, 10/01/54 (d)	19,297,261	19,942,175
		205,922,967
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	3,746,535	3,556,222
4.05%, 09/25/28 (a)(b)	986,749	990,006
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	30,933	3,974
7.50%, 07/15/27 (a)(c)	341	14
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	348	335
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(b)(c)	1,494,611	79,403
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	34,017	28,330
4.50%, 08/25/35 - 01/25/36 (a)(c)	73,421	9,095
5.00%, 03/25/38 - 05/25/38 (a)(c)	48,125	7,422
5.50%, 12/25/33 (a)(c)	13,415	2,000
6.00%, 01/25/35 (a)(c)	54,060	8,437
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(b)(c)	195,426	5,184
5.00%, 02/25/40 - 09/25/40 (a)(c)	49,378	4,151
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
1.53%, 07/25/38 (a)(b)(c)	49,459	4,364
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.08%, 11/25/41 (a)(b)(c)	$5,831,105	$679,222
		5,378,159
Asset Backed - 0.4%
Chase Funding Trust
4.99%, 11/25/33 (a)(f)	64,200	63,791
Towd Point Mortgage Trust
4.97%, 07/25/45 (a)(f)(g)	2,569,989	2,568,673
		2,632,464
Corporate Notes - 26.9%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	520,000	513,256
Abbott Laboratories
3.75%, 11/30/26 (a)	154,000	153,926
4.90%, 11/30/46 (a)	133,000	127,643
AbbVie, Inc.
3.20%, 11/21/29 (a)	189,000	182,302
4.05%, 11/21/39 (a)	102,000	91,269
4.25%, 11/21/49 (a)	136,000	114,817
4.30%, 05/14/36 (a)	109,000	104,796
4.40%, 11/06/42 (a)	97,000	87,461
4.63%, 10/01/42 (a)	23,000	21,334
4.70%, 05/14/45 (a)	41,000	37,622
4.88%, 11/14/48 (a)	34,000	31,555
5.05%, 03/15/34 (a)	288,000	296,032
5.40%, 03/15/54 (a)	112,000	111,452
5.50%, 03/15/64 (a)	130,000	129,915
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	154,000	132,341
AEP Texas, Inc.
3.45%, 05/15/51 (a)	263,000	180,841
5.70%, 05/15/34 (a)	366,000	380,929
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	134,000	132,846
Aircastle Ltd.
4.25%, 06/15/26 (a)	155,000	154,626
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	331,308
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	83,000	68,110
2.95%, 03/15/34 (a)	145,000	125,232
3.55%, 03/15/52 (a)	139,000	96,770
4.70%, 07/01/30 (a)	49,000	49,442

See Notes to Schedules of Investments and Notes to Financial Statements.
6

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Allstate Corp.
4.20%, 12/15/46 (a)	$150,000	$125,500
Allstate Corp. (7.41% fixed rate until 10/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.41%, 08/15/53 (a)(b)	196,000	196,341
Ally Financial, Inc.
2.20%, 11/02/28 (a)	208,000	194,305
Alphabet, Inc.
4.00%, 05/15/30 (a)	137,000	137,584
4.50%, 05/15/35 (a)	354,000	354,503
5.25%, 05/15/55 (a)	168,000	168,460
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	118,000	97,602
4.00%, 02/04/61 (a)	40,000	29,438
4.25%, 08/09/42 (a)	13,000	10,927
4.45%, 05/06/50 (a)	61,000	49,566
4.50%, 05/02/43 (a)	42,000	36,157
Amazon.com, Inc.
1.50%, 06/03/30 (a)	60,000	53,701
2.50%, 06/03/50 (a)	86,000	53,041
2.70%, 06/03/60 (a)	58,000	34,264
2.88%, 05/12/41 (a)	146,000	112,073
3.25%, 05/12/61 (a)	95,000	63,650
4.25%, 08/22/57 (a)	26,000	21,826
Ameren Corp.
3.65%, 02/15/26 (a)	86,000	85,778
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	88,000	80,495
3.25%, 03/01/50 (a)	72,000	48,201
American Honda Finance Corp.
5.85%, 10/04/30 (a)	554,000	589,068
American Tower Corp.
1.50%, 01/31/28 (a)	270,000	254,362
2.90%, 01/15/30 (a)	95,000	89,541
3.70%, 10/15/49 (a)	55,000	41,189
3.80%, 08/15/29 (a)	117,000	114,736
American Water Capital Corp.
2.95%, 09/01/27 (a)	83,000	81,428
5.45%, 03/01/54 (a)	369,000	364,775
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	266,000	261,885
Amgen, Inc.
2.00%, 01/15/32 (a)	141,000	122,303
2.45%, 02/21/30 (a)	38,000	35,201
	Principal Amount	Fair Value
3.00%, 01/15/52 (a)	$99,000	$65,476
3.15%, 02/21/40 (a)	174,000	137,004
3.38%, 02/21/50 (a)	46,000	33,276
4.66%, 06/15/51 (a)	36,000	31,445
5.60%, 03/02/43 (a)	161,000	162,977
5.65%, 03/02/53 (a)	151,000	150,716
5.75%, 03/02/63 (a)	140,000	139,674
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	342,000	331,754
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	232,000	229,197
4.90%, 02/01/46 (a)	114,000	106,701
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	125,000	121,674
5.55%, 01/23/49 (a)	128,000	129,475
ANZ Bank New Zealand Ltd. (5.55% fixed rate until 08/11/27; 2.70% + 5 yr. CMT thereafter)
5.55%, 08/11/32 (a)(b)(g)	313,000	318,653
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	166,000	104,724
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	273,000	286,885
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	89,000	82,409
Apple, Inc.
2.20%, 09/11/29 (a)	106,000	99,464
2.65%, 02/08/51 (a)	216,000	137,149
2.80%, 02/08/61 (a)	115,000	69,378
2.95%, 09/11/49 (a)	69,000	47,257
3.35%, 02/09/27 (a)	50,000	49,722
3.45%, 02/09/45 (a)	178,000	141,081
3.85%, 08/04/46 (a)	160,000	132,432
3.95%, 08/08/52 (a)	139,000	112,946
4.85%, 05/10/53 (a)	420,000	408,269
Applied Materials, Inc.
4.35%, 04/01/47 (a)	60,000	52,447
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	72,000	57,444
4.65%, 09/13/29 (a)	365,000	368,540
5.15%, 09/13/34 (a)	344,000	342,087
ArcelorMittal SA
4.55%, 03/11/26 (a)	698,000	697,693

See Notes to Schedules of Investments and Notes to Financial Statements.
7

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
6.00%, 06/17/34 (a)	$237,000	$253,223
6.35%, 06/17/54 (a)	394,000	411,710
6.80%, 11/29/32 (a)	97,000	108,046
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	59,000	58,234
ARES Capital Corp.
2.88%, 06/15/28 (a)	318,000	303,560
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	112,000	79,203
Ascension Health
4.85%, 11/15/53 (a)	151,000	137,555
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	195,034
5.55%, 05/30/33 (a)(g)	305,000	314,559
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	223,000	211,047
5.00%, 02/26/34 (a)	178,000	183,484
AstraZeneca PLC
3.00%, 05/28/51 (a)	120,000	82,540
4.00%, 01/17/29 (a)	46,000	46,032
4.38%, 08/17/48 (a)	30,000	26,465
AT&T, Inc.
2.75%, 06/01/31 (a)	654,000	599,365
3.55%, 09/15/55 (a)	70,000	48,210
3.65%, 06/01/51 (a)	527,000	381,047
3.85%, 06/01/60 (a)	183,000	130,135
4.35%, 03/01/29 (a)	187,000	187,780
4.50%, 05/15/35 (a)	133,000	128,328
4.55%, 03/09/49 (a)	72,000	60,820
4.75%, 05/15/46 (a)	42,000	37,466
4.85%, 03/01/39 (a)	176,000	168,729
5.40%, 02/15/34 (a)	236,000	245,308
Athene Holding Ltd.
4.13%, 01/12/28 (a)	77,000	76,842
6.15%, 04/03/30 (a)	151,000	161,055
Atmos Energy Corp.
6.20%, 11/15/53 (a)	161,000	176,762
AutoNation, Inc.
5.89%, 03/15/35 (a)	341,000	352,195
BAE Systems PLC
5.30%, 03/26/34 (a)(g)	333,000	345,115
5.50%, 03/26/54 (a)(g)	170,000	172,237
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	227,000	225,336
Bank of America Corp.
3.25%, 10/21/27 (a)	172,000	169,749
4.18%, 11/25/27 (a)	201,000	201,125
4.25%, 10/22/26 (a)	213,000	213,315
	Principal Amount	Fair Value
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	$363,000	$343,797
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (a)(b)	621,000	565,452
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	278,000	184,920
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	97,000	95,468
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3 mo. Term SOFR thereafter)
3.56%, 04/23/27 (a)(b)	158,000	157,351
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	213,000	211,586
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	225,000	210,305
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	128,000	103,329
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	133,000	124,017
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	47,000	47,143
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	495,000	512,082

See Notes to Schedules of Investments and Notes to Financial Statements.
8

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	$316,000	$330,147
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	580,000	621,453
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	185,000	183,707
Bank of Nova Scotia (7.23% fixed rate until 01/12/26; 2.91% + 3 mo. Term SOFR thereafter)
7.23%, 01/12/26 (a)(b)	190,000	190,540
Barclays PLC
4.38%, 01/12/26 (a)	310,000	309,901
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (a)(b)	390,000	358,917
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (a)(b)	307,000	311,544
BAT Capital Corp.
2.73%, 03/25/31 (a)	141,000	128,904
4.39%, 08/15/37 (a)	105,000	96,172
4.54%, 08/15/47 (a)	36,000	30,196
4.63%, 03/22/33 (a)	460,000	455,216
5.83%, 02/20/31 (a)	163,000	172,389
6.00%, 02/20/34 (a)	137,000	146,216
Baxter International, Inc.
1.92%, 02/01/27 (a)	473,000	458,668
2.54%, 02/01/32 (a)	84,000	73,656
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	29,000	18,634
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	89,000	88,409
4.67%, 06/06/47 (a)	14,000	12,376
4.69%, 12/15/44 (a)	15,000	13,408
5.11%, 02/08/34 (a)	366,000	373,726
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	58,000	56,958
3.70%, 07/15/30 (a)	129,000	126,388
3.80%, 07/15/48 (a)	50,000	38,560
	Principal Amount	Fair Value
4.25%, 10/15/50 (a)	$111,000	$90,794
6.13%, 04/01/36 (a)	50,000	54,402
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	305,000	200,168
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	151,000	150,992
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	183,000	190,611
5.50%, 09/08/53 (a)	62,000	63,047
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	864,000	891,423
Block Financial LLC
2.50%, 07/15/28 (a)	134,000	127,088
3.88%, 08/15/30 (a)	43,000	41,420
BNP Paribas SA (5.13% fixed rate until 11/15/27; 2.84% + 5 yr. USD ICE Swap thereafter)
5.13%, 11/15/27 (a)(b)(g)	200,000	196,418
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	92,000	93,233
Boeing Co.
2.20%, 02/04/26 (a)	278,000	275,923
2.70%, 02/01/27 (a)	221,000	216,626
2.95%, 02/01/30 (a)	56,000	52,713
3.25%, 03/01/28 (a)	29,000	28,307
3.55%, 03/01/38 (a)	38,000	31,531
3.75%, 02/01/50 (a)	57,000	42,073
5.04%, 05/01/27 (a)	326,000	329,612
5.15%, 05/01/30 (a)	184,000	188,832
5.81%, 05/01/50 (a)	344,000	343,704
Boston Properties LP
3.40%, 06/21/29 (a)	236,000	226,543
Boston Scientific Corp.
4.70%, 03/01/49 (a)	17,000	15,551
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	137,000	90,839
3.38%, 02/08/61 (a)	138,000	91,985
4.81%, 02/13/33 (a)	228,000	230,668
5.23%, 11/17/34 (a)	696,000	719,274
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	151,000	150,532
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	110,000	96,368
2.35%, 11/13/40 (a)	69,000	48,421

See Notes to Schedules of Investments and Notes to Financial Statements.
9

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
3.40%, 07/26/29 (a)	$31,000	$30,227
3.55%, 03/15/42 (a)	68,000	54,934
4.13%, 06/15/39 (a)	91,000	82,406
4.25%, 10/26/49 (a)	91,000	75,414
4.35%, 11/15/47 (a)	12,000	10,217
4.55%, 02/20/48 (a)	26,000	22,742
5.20%, 02/22/34 (a)	339,000	351,441
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	190,000	180,983
3.90%, 03/15/27 (a)	38,000	37,844
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	68,000	58,870
3.19%, 11/15/36 (a)(g)	9,000	7,683
3.42%, 04/15/33 (a)(g)	526,000	486,303
3.47%, 04/15/34 (a)(g)	8,000	7,299
4.15%, 11/15/30 (a)	70,000	69,663
4.30%, 11/15/32 (a)	114,000	112,535
4.93%, 05/15/37 (a)(g)	94,000	93,643
Brown-Forman Corp.
4.00%, 04/15/38 (a)	24,000	21,576
Bunge Ltd. Finance Corp.
2.00%, 04/21/26 (a)	249,000	245,930
3.20%, 04/21/31 (a)	317,000	296,937
3.75%, 09/25/27 (a)	33,000	32,807
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	94,000	78,243
4.55%, 09/01/44 (a)	141,000	126,882
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	44,000	38,280
Campbell's Co.
5.40%, 03/21/34 (a)	197,000	201,803
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	102,000	101,388
4.95%, 06/01/47 (a)	71,000	63,137
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	237,000	230,791
3.10%, 12/02/51 (a)	72,000	48,618
3.50%, 05/01/50 (a)	84,000	61,634
Capital One Financial Corp.
3.75%, 07/28/26 (a)	213,000	212,216
Capital One NA
2.70%, 02/06/30 (a)	285,000	267,002
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	260,000	224,869
5.25%, 09/15/35 (a)	80,000	81,018
5.55%, 09/15/40 (a)	155,000	156,978
	Principal Amount	Fair Value
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	$87,000	$90,527
Carrier Global Corp.
2.72%, 02/15/30 (a)	104,000	97,466
3.58%, 04/05/50 (a)	82,000	61,334
5.90%, 03/15/34 (a)	101,000	108,355
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	97,000	85,794
3.75%, 02/15/52 (a)	128,000	90,911
Centene Corp.
3.00%, 10/15/30 (a)	92,000	82,210
4.25%, 12/15/27 (a)	1,777,000	1,746,809
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	183,000	165,644
CGI, Inc.
4.95%, 03/14/30 (a)(g)	919,000	935,597
Charles Schwab Corp.
2.45%, 03/03/27 (a)	854,000	835,630
2.90%, 03/03/32 (a)	81,000	73,802
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	236,000	221,779
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	473,000	491,215
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	354,000	385,499
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	157,000	114,681
3.70%, 04/01/51 (a)	477,000	314,596
4.80%, 03/01/50 (a)	236,000	186,596
6.55%, 06/01/34 (a)	580,000	618,042
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	184,000	189,568
Chevron Corp.
2.24%, 05/11/30 (a)	47,000	43,539
Chevron USA, Inc.
3.85%, 01/15/28 (a)	169,000	169,022
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	76,000	67,146
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	130,000	115,093

See Notes to Schedules of Investments and Notes to Financial Statements.
10

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Cigna Group
2.40%, 03/15/30 (a)	$84,000	$77,543
3.40%, 03/15/50 - 03/15/51 (a)	90,000	62,883
4.38%, 10/15/28 (a)	47,000	47,232
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	275,000	271,436
5.35%, 02/26/64 (a)	275,000	270,209
5.90%, 02/15/39 (a)	55,000	59,754
Citadel Finance LLC
3.38%, 03/09/26 (a)(g)	1,500,000	1,489,185
Citigroup, Inc.
4.45%, 09/29/27 (a)	117,000	117,470
4.65%, 07/23/48 (a)	254,000	226,690
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	161,000	145,111
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	97,000	91,844
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (a)(b)	786,000	746,543
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	46,000	40,435
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(b)	530,000	555,753
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	212,000	225,663
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	302,000	299,080
Clorox Co.
1.80%, 05/15/30 (a)	130,000	116,577
CME Group, Inc.
2.65%, 03/15/32 (a)	106,000	96,313
3.75%, 06/15/28 (a)	50,000	49,860
CMS Energy Corp.
4.88%, 03/01/44 (a)	172,000	155,846
Coca-Cola Co.
2.60%, 06/01/50 (a)	106,000	67,122
	Principal Amount	Fair Value
2.75%, 06/01/60 (a)	$72,000	$43,765
Comcast Corp.
2.65%, 08/15/62 (a)	79,000	41,485
2.80%, 01/15/51 (a)	89,000	54,218
2.89%, 11/01/51 (a)	84,000	51,703
2.94%, 11/01/56 (a)	69,000	40,914
2.99%, 11/01/63 (a)	66,000	37,691
3.20%, 07/15/36 (a)	97,000	82,512
3.25%, 11/01/39 (a)	156,000	124,343
3.97%, 11/01/47 (a)	107,000	83,517
4.15%, 10/15/28 (a)	106,000	106,447
5.65%, 06/01/54 (a)	305,000	298,543
Commonwealth Bank of Australia
3.78%, 03/14/32 (a)(g)	200,000	189,116
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	42,000	40,329
ConocoPhillips Co.
5.55%, 03/15/54 (a)	208,000	205,105
5.70%, 09/15/63 (a)	214,000	212,386
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	139,000	136,958
3.35%, 04/01/30 (a)	50,000	48,444
3.88%, 06/15/47 (a)	60,000	47,326
3.95%, 04/01/50 (a)	84,000	66,880
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	223,000	213,986
4.50%, 05/09/47 (a)	93,000	78,001
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	142,000	157,908
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	152,000	132,339
COPT Defense Properties LP
2.00%, 01/15/29 (a)	155,000	143,628
2.25%, 03/15/26 (a)	138,000	136,543
2.75%, 04/15/31 (a)	365,000	330,456
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	454,000	433,225
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	592,000	608,096
5.90%, 02/15/55 (a)	308,000	297,556
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	3,067,000	2,921,716
Crown Castle, Inc.
2.90%, 03/15/27 (a)	374,000	366,797
3.30%, 07/01/30 (a)	293,000	277,371

See Notes to Schedules of Investments and Notes to Financial Statements.
11

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	$214,000	$210,897
5.11%, 04/03/34 (a)(g)	73,000	75,209
5.42%, 04/03/54 (a)(g)	37,000	36,006
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	156,000	134,569
CubeSmart LP
4.38%, 02/15/29 (a)	138,000	138,050
CVS Health Corp.
3.00%, 08/15/26 (a)	123,000	121,722
3.63%, 04/01/27 (a)	109,000	108,079
3.75%, 04/01/30 (a)	79,000	76,534
4.30%, 03/25/28 (a)	9,000	9,005
4.78%, 03/25/38 (a)	71,000	66,570
5.13%, 07/20/45 (a)	79,000	71,676
5.30%, 06/01/33 - 12/05/43 (a)	313,000	308,575
5.88%, 06/01/53 (a)	42,000	41,254
6.00%, 06/01/63 (a)	33,000	32,521
6.05%, 06/01/54 (a)	95,000	96,053
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	457,000	480,878
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	244,000	230,007
2.50%, 12/14/31 (a)(g)	244,000	216,011
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	628,000	614,360
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (a)(b)	398,000	366,960
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	499,000	533,715
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (a)(b)	410,000	450,561
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	229,420
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	91,000	85,724
3.25%, 11/15/39 (a)	58,000	47,453
	Principal Amount	Fair Value
3.40%, 11/15/49 (a)	$31,000	$22,768
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	128,000	118,989
4.40%, 03/24/51 (a)	72,000	58,177
5.40%, 04/18/34 (a)	453,000	462,971
5.75%, 04/18/54 (a)	167,000	160,601
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	636,000	475,098
Digital Realty Trust LP
3.60%, 07/01/29 (a)	148,000	144,350
Discovery Communications LLC
3.95%, 03/20/28 (a)	77,000	75,214
5.00%, 09/20/37 (a)	44,000	37,763
Dollar General Corp.
3.50%, 04/03/30 (a)	55,000	52,845
4.13%, 04/03/50 (a)	93,000	73,401
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	171,000	164,310
Dover Corp.
2.95%, 11/04/29 (a)	94,000	89,414
Dow Chemical Co.
2.10%, 11/15/30 (a)	72,000	63,784
3.60%, 11/15/50 (a)	82,000	55,532
4.25%, 10/01/34 (a)	43,000	39,590
5.15%, 02/15/34 (a)	185,000	185,475
5.55%, 11/30/48 (a)	58,000	52,823
6.30%, 03/15/33 (a)	183,000	196,687
DR Horton, Inc.
5.50%, 10/15/35 (a)	233,000	241,449
DTE Energy Co.
2.85%, 10/01/26 (a)	59,000	58,263
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	69,000	55,275
Duke Energy Corp.
2.55%, 06/15/31 (a)	262,000	236,979
3.30%, 06/15/41 (a)	237,000	182,860
3.50%, 06/15/51 (a)	237,000	167,097
3.75%, 09/01/46 (a)	363,000	278,559
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	65,000	55,126
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	38,000	37,586
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	180,000	176,956
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	237,000	233,317

See Notes to Schedules of Investments and Notes to Financial Statements.
12

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Eastman Chemical Co.
4.65%, 10/15/44 (a)	$106,000	$90,523
Eaton Corp.
3.10%, 09/15/27 (a)	58,000	57,242
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	134,000	127,149
Elevance Health, Inc.
2.88%, 09/15/29 (a)	46,000	43,687
3.60%, 03/15/51 (a)	58,000	41,554
3.70%, 09/15/49 (a)	52,000	38,150
5.13%, 02/15/53 (a)	40,000	36,525
5.65%, 06/15/54 (a)	106,000	104,139
6.10%, 10/15/52 (a)	92,000	95,907
Eli Lilly & Co.
5.00%, 02/09/54 (a)	72,000	68,152
5.10%, 02/09/64 (a)	277,000	261,604
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	264,000	235,617
Emerson Electric Co.
1.80%, 10/15/27 (a)	60,000	57,586
2.75%, 10/15/50 (a)	52,000	33,779
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	15,000	14,922
Enbridge, Inc.
1.60%, 10/04/26 (a)	419,000	408,517
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	236,000	238,414
Energy Transfer LP
5.25%, 07/01/29 (a)	1,311,000	1,349,530
5.30%, 04/01/44 - 04/15/47 (a)	176,000	159,906
5.35%, 05/15/45 (a)	146,000	133,897
5.75%, 02/15/33 (a)	98,000	102,768
5.95%, 05/15/54 (a)	85,000	82,450
6.10%, 12/01/28 (a)	399,000	419,740
6.40%, 12/01/30 (a)	155,000	167,973
6.50%, 02/01/42 (a)	82,000	87,040
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	191,000	158,992
4.85%, 01/31/34 (a)	592,000	597,239
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	55,000	54,907
	Principal Amount	Fair Value
EOG Resources, Inc.
4.15%, 01/15/26 (a)	$65,000	$64,962
5.10%, 01/15/36 (a)	38,000	38,286
Equinix, Inc.
2.15%, 07/15/30 (a)	152,000	137,166
ERP Operating LP
4.50%, 07/01/44 (a)	36,000	31,911
Eversource Energy
3.45%, 01/15/50 (a)	115,000	83,061
Exelon Corp.
4.05%, 04/15/30 (a)	176,000	174,112
4.45%, 04/15/46 (a)	109,000	92,792
4.70%, 04/15/50 (a)	116,000	100,312
5.60%, 03/15/53 (a)	345,000	337,769
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	1,182,000	1,194,092
Expedia Group, Inc.
5.40%, 02/15/35 (a)	258,000	264,886
Extra Space Storage LP
2.20%, 10/15/30 (a)	131,000	117,461
3.90%, 04/01/29 (a)	86,000	84,795
5.90%, 01/15/31 (a)	380,000	403,628
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	208,000	152,348
FedEx Corp.
4.10%, 02/01/45 (a)(g)	253,000	200,209
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	166,000	106,491
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	30,000	22,592
FirstEnergy Corp.
3.40%, 03/01/50 (a)	158,000	110,099
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	229,000	196,237
Fiserv, Inc.
3.50%, 07/01/29 (a)	71,000	68,992
4.40%, 07/01/49 (a)	41,000	33,834
Florida Power & Light Co.
4.13%, 02/01/42 (a)	64,000	55,784
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	113,000	100,306
Flowserve Corp.
2.80%, 01/15/32 (a)	144,000	127,548
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	360,000	361,764
Fox Corp.
6.50%, 10/13/33 (a)	220,000	242,224

See Notes to Schedules of Investments and Notes to Financial Statements.
13

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	$193,000	$191,002
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	185,000	183,452
General Dynamics Corp.
4.25%, 04/01/50 (a)	82,000	70,363
General Mills, Inc.
3.00%, 02/01/51 (a)	86,000	56,160
General Motors Co.
5.20%, 04/01/45 (a)	18,000	16,192
5.40%, 04/01/48 (a)	40,000	36,480
6.80%, 10/01/27 (a)	81,000	84,550
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	229,000	227,088
2.35%, 01/08/31 (a)	101,000	89,481
5.25%, 03/01/26 (a)	80,000	80,202
5.85%, 04/06/30 (a)	684,000	715,416
6.10%, 01/07/34 (a)	596,000	626,903
Genuine Parts Co.
2.75%, 02/01/32 (a)	97,000	85,994
Georgia Power Co.
5.25%, 03/15/34 (a)	790,000	814,680
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	89,000	65,322
2.95%, 03/01/27 (a)	18,000	17,749
3.65%, 03/01/26 (a)	61,000	60,912
4.15%, 03/01/47 (a)	42,000	35,417
4.60%, 09/01/35 (a)	109,000	107,743
5.25%, 10/15/33 (a)	112,000	117,403
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	115,000	112,249
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	564,000	562,539
4.25%, 10/21/25 (a)	146,000	145,965
5.15%, 05/22/45 (a)	41,000	38,533
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	212,000	206,755
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	107,000	95,442
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	$88,000	$64,946
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	133,000	102,732
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	225,000	177,246
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	61,000	60,467
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	64,000	57,318
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	102,000	102,112
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	155,000	152,444
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	232,000	231,448
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	462,000	457,408
3.63%, 03/24/32 (a)	360,000	341,086
4.00%, 03/24/52 (a)	250,000	199,237
Halliburton Co.
5.00%, 11/15/45 (a)	53,000	48,233
Hartford Insurance Group, Inc. (6.60% fixed rate until 10/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.60%, 02/12/67 (a)(b)(g)	148,000	138,580
HCA, Inc.
3.13%, 03/15/27 (a)	300,000	295,824
3.38%, 03/15/29 (a)	184,000	178,370
3.50%, 09/01/30 (a)	107,000	102,196
3.63%, 03/15/32 (a)	85,000	79,774
4.63%, 03/15/52 (a)	204,000	168,357

See Notes to Schedules of Investments and Notes to Financial Statements.
14

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
5.60%, 04/01/34 (a)	$81,000	$84,110
5.75%, 03/01/35 (a)	254,000	265,598
6.00%, 04/01/54 (a)	110,000	110,223
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	130,000	117,568
3.20%, 06/01/50 (a)(g)	52,000	33,783
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	77,000	66,861
Hess Corp.
5.60%, 02/15/41 (a)	28,000	29,063
5.80%, 04/01/47 (a)	18,000	18,730
Highwoods Realty LP
4.13%, 03/15/28 (a)	55,000	54,394
4.20%, 04/15/29 (a)	136,000	133,167
7.65%, 02/01/34 (a)	39,000	44,370
Home Depot, Inc.
2.70%, 04/15/30 (a)	52,000	48,985
3.35%, 04/15/50 (a)	106,000	76,514
3.50%, 09/15/56 (a)	50,000	35,740
3.90%, 12/06/28 - 06/15/47 (a)	114,000	101,794
4.50%, 12/06/48 (a)	46,000	40,483
4.95%, 06/25/34 - 09/15/52 (a)	203,000	201,576
5.30%, 06/25/54 (a)	61,000	59,725
5.40%, 06/25/64 (a)	110,000	108,580
Honeywell International, Inc.
1.75%, 09/01/31 (a)	146,000	126,449
2.70%, 08/15/29 (a)	106,000	100,952
5.25%, 03/01/54 (a)	427,000	410,770
Hormel Foods Corp.
1.80%, 06/11/30 (a)	189,000	169,718
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	263,000	251,970
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	320,000	288,272
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 yr. CMT thereafter)
4.00%, 03/09/26 (a)(b)	323,000	320,900
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	401,000	404,360
	Principal Amount	Fair Value
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	$795,000	$823,890
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (a)(b)	398,000	466,914
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	213,000	197,183
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	543,000	559,561
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	205,000	213,296
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	254,000	238,742
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	832,000	857,659
IBM International Capital Pte. Ltd.
5.25%, 02/05/44 (a)	159,000	156,246
5.30%, 02/05/54 (a)	170,000	162,715
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	388,000	385,133
5.50%, 02/01/30 (a)(g)	1,152,000	1,195,039
5.88%, 07/01/34 (a)(g)	926,000	966,957
6.13%, 07/27/27 (a)(g)	300,000	309,516
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	117,000	78,805
ING Groep NV (5.16% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
5.16%, 04/01/27 (a)(b)	236,000	236,576
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	317,000	336,689
Ingredion, Inc.
3.90%, 06/01/50 (a)	55,000	41,038
Intel Corp.
2.00%, 08/12/31 (a)	165,000	144,246
2.45%, 11/15/29 (a)	204,000	189,392
2.80%, 08/12/41 (a)	191,000	133,580
3.10%, 02/15/60 (a)	97,000	57,469
5.63%, 02/10/43 (a)	84,000	82,848

See Notes to Schedules of Investments and Notes to Financial Statements.
15

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
5.70%, 02/10/53 (a)	$75,000	$72,526
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	47,000	39,745
2.65%, 09/15/40 (a)	36,000	26,672
International Business Machines Corp.
3.45%, 02/19/26 (a)	195,000	194,450
4.15%, 05/15/39 (a)	169,000	151,656
Intuit, Inc.
5.50%, 09/15/53 (a)	209,000	210,369
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	291,000	272,641
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	460,000	505,180
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33 (a)	90,000	93,925
6.75%, 03/15/34 (a)	321,000	354,891
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	431,000	452,925
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	355,000	369,555
Johnson & Johnson
3.63%, 03/03/37 (a)	50,000	45,374
Johnson Controls International PLC
4.50%, 02/15/47 (a)	46,000	39,971
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	378,000	372,477
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (a)(b)	1,224,000	1,119,018
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	204,000	191,297
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	171,000	133,159
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	$133,000	$119,760
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	399,000	322,037
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 mo. Term SOFR thereafter)
3.96%, 01/29/27 (a)(b)	240,000	239,710
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	93,000	92,716
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	90,000	74,608
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	309,000	311,880
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	213,000	221,103
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	552,000	577,635
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	225,000	159,453
Kenvue, Inc.
4.90%, 03/22/33 (a)	170,000	172,839
5.05%, 03/22/53 (a)	134,000	124,576
5.20%, 03/22/63 (a)	81,000	75,046
KeyBank NA
4.90%, 08/08/32 (a)	500,000	496,095
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	21,000	18,488
5.00%, 03/01/43 (a)	40,000	36,662

See Notes to Schedules of Investments and Notes to Financial Statements.
16

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
6.38%, 03/01/41 (a)	$36,000	$38,543
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	487,000	474,348
5.05%, 02/15/46 (a)	33,000	29,857
5.20%, 06/01/33 (a)	103,000	105,568
KLA Corp.
3.30%, 03/01/50 (a)	106,000	75,715
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	196,000	181,210
Kroger Co.
2.20%, 05/01/30 (a)	84,000	76,828
4.65%, 01/15/48 (a)	40,000	34,711
5.00%, 09/15/34 (a)	162,000	163,307
5.50%, 09/15/54 (a)	84,000	81,817
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	223,000	217,771
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	81,000	80,769
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	422,000	431,225
6.20%, 08/15/34 (a)	238,000	249,350
Leidos, Inc.
4.38%, 05/15/30 (a)	416,000	414,565
5.40%, 03/15/32 (a)	246,000	255,535
5.50%, 03/15/35 (a)	314,000	325,134
5.75%, 03/15/33 (a)	227,000	239,723
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	46,000	32,578
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	370,638
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	36,000	35,927
3.80%, 03/01/45 (a)	31,000	25,329
4.50%, 05/15/36 (a)	86,000	84,079
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	62,000	57,969
1.70%, 09/15/28 - 10/15/30 (a)	193,000	177,831
3.00%, 10/15/50 (a)	107,000	69,144
3.70%, 04/15/46 (a)	38,000	29,174
4.05%, 05/03/47 (a)	90,000	72,450
5.63%, 04/15/53 (a)	169,000	167,886
LYB International Finance III LLC
1.25%, 10/01/25 (a)	80,000	80,000
3.63%, 04/01/51 (a)	53,000	35,446
3.80%, 10/01/60 (a)	46,000	29,630
	Principal Amount	Fair Value
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	$811,000	$812,979
Mars, Inc.
4.80%, 03/01/30 (a)(g)	354,000	360,705
5.20%, 03/01/35 (a)(g)	380,000	388,299
5.70%, 05/01/55 (a)(g)	354,000	358,860
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	106,000	68,030
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	254,000	272,324
Masco Corp.
3.50%, 11/15/27 (a)	27,000	26,600
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	68,000	59,554
3.25%, 11/15/25 (a)	724,000	722,357
McDonald's Corp.
3.60%, 07/01/30 (a)	139,000	135,677
3.63%, 09/01/49 (a)	65,000	48,684
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	512,000	512,225
Medtronic, Inc.
4.63%, 03/15/45 (a)	14,000	12,863
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	185,000	151,202
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	502,000	502,542
Merck & Co., Inc.
1.90%, 12/10/28 (a)	270,000	253,489
2.45%, 06/24/50 (a)	146,000	87,461
2.75%, 12/10/51 (a)	103,000	64,866
2.90%, 12/10/61 (a)	50,000	29,977
4.00%, 03/07/49 (a)	39,000	31,674
5.00%, 05/17/53 (a)	50,000	46,950
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	735,000	715,714
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	425,000	413,504
4.45%, 08/15/52 (a)	243,000	208,489
MetLife, Inc.
4.72%, 12/15/44 (a)	60,000	55,038
Micron Technology, Inc.
3.37%, 11/01/41 (a)	148,000	114,314
3.48%, 11/01/51 (a)	208,000	148,329
5.30%, 01/15/31 (a)	200,000	206,924
5.65%, 11/01/32 (a)	261,000	273,719

See Notes to Schedules of Investments and Notes to Financial Statements.
17

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
5.80%, 01/15/35 (a)	$998,000	$1,048,828
Microsoft Corp.
2.40%, 08/08/26 (a)	82,000	81,036
2.68%, 06/01/60 (a)	42,000	25,117
2.92%, 03/17/52 (a)	324,000	220,061
3.45%, 08/08/36 (a)	30,000	27,402
3.50%, 02/12/35 (a)	77,000	72,733
Mid-America Apartments LP
2.88%, 09/15/51 (a)	165,000	106,268
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	1,213,000	1,199,099
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	35,000	28,464
Morgan Stanley
3.63%, 01/20/27 (a)	81,000	80,721
3.97%, 07/22/38 (a)(b)	72,000	64,416
4.35%, 09/08/26 (a)	230,000	230,419
4.38%, 01/22/47 (a)	81,000	71,013
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	179,000	175,160
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	662,000	575,331
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	369,000	238,023
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	524,000	476,730
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	190,000	197,858
MPLX LP
2.65%, 08/15/30 (a)	107,000	98,242
5.20%, 12/01/47 (a)	38,000	34,012
MSCI, Inc.
5.25%, 09/01/35 (a)	219,000	220,822
Mylan, Inc.
5.20%, 04/15/48 (a)	52,000	42,568
Nasdaq, Inc.
5.95%, 08/15/53 (a)	71,000	74,329
6.10%, 06/28/63 (a)	97,000	102,327
	Principal Amount	Fair Value
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	$494,000	$447,900
NetApp, Inc.
5.50%, 03/17/32 (a)	489,000	508,379
Netflix, Inc.
4.90%, 08/15/34 (a)	185,000	190,742
5.40%, 08/15/54 (a)	110,000	110,904
Nevada Power Co.
6.00%, 03/15/54 (a)	126,000	130,819
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	106,000	106,861
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	193,000	174,929
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	187,000	185,319
NIKE, Inc.
3.38%, 03/27/50 (a)	52,000	37,787
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 yr. CMT thereafter)
3.40%, 01/23/50 (a)(b)(g)	386,000	363,859
NNN REIT, Inc.
4.00%, 11/15/25 (a)	94,000	93,903
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	84,000	70,919
Northern Trust Corp.
6.13%, 11/02/32 (a)	226,000	247,124
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	283,000	201,640
NOV, Inc.
3.60%, 12/01/29 (a)	139,000	134,466
Novant Health, Inc.
3.32%, 11/01/61 (a)	99,000	64,898
Novartis Capital Corp.
2.20%, 08/14/30 (a)	152,000	139,683
3.00%, 11/20/25 (a)	15,000	14,970
NRG Energy, Inc.
4.73%, 10/15/30 (a)(d)(g)	427,000	426,966
5.41%, 10/15/35 (a)(d)(g)	481,000	482,573
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	572,000	575,427

See Notes to Schedules of Investments and Notes to Financial Statements.
18

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
5.40%, 06/21/34 (a)	$733,000	$754,704
NVIDIA Corp.
2.85%, 04/01/30 (a)	52,000	49,701
3.50%, 04/01/50 (a)	71,000	54,481
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	380,000	399,768
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	97,000	93,138
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	39,000	30,490
ONEOK, Inc.
4.35%, 03/15/29 (a)	93,000	92,932
5.80%, 11/01/30 (a)	343,000	361,474
6.10%, 11/15/32 (a)	153,000	163,927
6.63%, 09/01/53 (a)	270,000	287,107
Oracle Corp.
1.65%, 03/25/26 (a)	212,000	209,452
2.30%, 03/25/28 (a)	73,000	69,788
2.65%, 07/15/26 (a)	118,000	116,606
2.95%, 04/01/30 (a)	160,000	150,747
3.60%, 04/01/50 (a)	106,000	74,627
3.95%, 03/25/51 (a)	117,000	87,046
4.00%, 07/15/46 - 11/15/47 (a)	160,000	124,033
4.10%, 03/25/61 (a)	138,000	99,174
5.55%, 02/06/53 (a)	102,000	96,269
6.15%, 11/09/29 (a)	159,000	169,566
6.90%, 11/09/52 (a)	107,000	119,163
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	58,000	54,012
3.36%, 02/15/50 (a)	62,000	44,325
Owens Corning
3.88%, 06/01/30 (a)	416,000	406,603
4.40%, 01/30/48 (a)	45,000	37,403
5.70%, 06/15/34 (a)	320,000	337,002
5.95%, 06/15/54 (a)	86,000	88,700
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	122,000	117,314
2.50%, 02/01/31 (a)	219,000	195,168
3.00%, 06/15/28 (a)	207,000	199,536
3.30%, 08/01/40 (a)	219,000	166,177
3.50%, 08/01/50 (a)	96,000	65,682
4.30%, 03/15/45 (a)	146,000	116,695
PacifiCorp
2.70%, 09/15/30 (a)	106,000	97,966
2.90%, 06/15/52 (a)	263,000	160,377
5.80%, 01/15/55 (a)	187,000	183,391
6.25%, 10/15/37 (a)	165,000	176,834
	Principal Amount	Fair Value
Packaging Corp. of America
3.05%, 10/01/51 (a)	$144,000	$94,121
Paramount Global
2.90%, 01/15/27 (a)	29,000	28,411
3.70%, 06/01/28 (a)	47,000	45,974
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	84,000	81,539
4.50%, 09/15/29 (a)	148,000	149,967
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	183,000	193,901
Paychex, Inc.
5.10%, 04/15/30 (a)	382,000	392,956
5.60%, 04/15/35 (a)	304,000	318,242
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	151,000	149,141
3.25%, 06/01/50 (a)	81,000	56,873
PepsiCo, Inc.
1.63%, 05/01/30 (a)	89,000	79,837
2.63%, 07/29/29 (a)	120,000	114,208
2.75%, 10/21/51 (a)	254,000	162,682
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	195,000	197,018
5.30%, 05/19/53 (a)	79,000	76,358
5.34%, 05/19/63 (a)	134,000	127,104
Pfizer, Inc.
2.70%, 05/28/50 (a)	207,000	131,252
3.90%, 03/15/39 (a)	65,000	57,513
4.13%, 12/15/46 (a)	43,000	35,898
4.40%, 05/15/44 (a)	27,000	24,083
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	47,000	42,831
3.38%, 08/15/29 (a)	69,000	67,038
4.13%, 03/04/43 (a)	31,000	26,501
5.13%, 02/15/30 (a)	314,000	324,510
5.25%, 02/13/34 (a)	228,000	235,369
5.63%, 11/17/29 (a)	153,000	161,095
Phillips 66 Co.
2.15%, 12/15/30 (a)	515,000	459,787
3.15%, 12/15/29 (a)	264,000	252,495
3.30%, 03/15/52 (a)	176,000	116,783
3.75%, 03/01/28 (a)	36,000	35,649
4.68%, 02/15/45 (a)	69,000	59,208
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	64,000	68,223
6.88%, 05/15/34 (a)	204,000	225,110
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	349,000	345,883

See Notes to Schedules of Investments and Notes to Financial Statements.
19

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
2.15%, 01/15/31 (a)	$380,000	$341,734
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	134,000	129,396
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	137,000	135,952
Precision Castparts Corp.
4.38%, 06/15/45 (a)	62,000	54,367
Progressive Corp.
3.00%, 03/15/32 (a)	196,000	180,918
3.70%, 03/15/52 (a)	38,000	29,296
Prologis LP
3.05%, 03/01/50 (a)	49,000	33,044
3.25%, 06/30/26 (a)	59,000	58,630
5.00%, 03/15/34 (a)	122,000	124,006
5.25%, 03/15/54 (a)	79,000	76,350
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	107,000	84,464
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	110,000	112,007
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	125,000	124,174
Public Storage Operating Co.
5.35%, 08/01/53 (a)	106,000	104,769
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	19,000	16,309
4.50%, 05/20/52 (a)	225,000	195,136
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	38,000	35,797
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	182,000	160,469
Regions Financial Corp.
1.80%, 08/12/28 (a)	446,000	417,893
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	1,406,000	1,464,940
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	236,000	247,802
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	156,000	97,848
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	121,000	124,721
5.75%, 03/14/55 (a)	177,000	182,190
	Principal Amount	Fair Value
5.88%, 03/14/65 (a)	$168,000	$175,069
ROBLOX Corp.
3.88%, 05/01/30 (a)(g)	768,000	733,164
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	50,000	29,733
4.20%, 03/01/49 (a)	74,000	62,279
Ross Stores, Inc.
4.70%, 04/15/27 (a)	36,000	36,126
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)(d)	250,000	251,595
5.63%, 09/30/31 (a)(g)	967,000	985,141
Royalty Pharma PLC
1.75%, 09/02/27 (a)	85,000	81,210
2.20%, 09/02/30 (a)	36,000	32,301
3.30%, 09/02/40 (a)	24,000	18,428
5.40%, 09/02/34 (a)	127,000	129,675
RTX Corp.
1.90%, 09/01/31 (a)	230,000	200,160
2.82%, 09/01/51 (a)	216,000	136,830
3.13%, 05/04/27 (a)	141,000	138,975
3.50%, 03/15/27 (a)	92,000	91,277
4.15%, 05/15/45 (a)	65,000	54,794
4.45%, 11/16/38 (a)	55,000	51,729
6.10%, 03/15/34 (a)	255,000	279,092
6.40%, 03/15/54 (a)	193,000	215,865
Ryder System, Inc.
2.90%, 12/01/26 (a)	256,000	252,109
Salesforce, Inc.
1.95%, 07/15/31 (a)	183,000	162,541
2.70%, 07/15/41 (a)	180,000	132,349
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	113,000	112,529
5.00%, 06/01/34 (a)(g)	788,000	795,722
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	617,000	597,898
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	46,000	42,369
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	312,000	304,718
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	324,000	304,012
3.25%, 04/06/50 (a)	93,000	65,910
3.75%, 09/12/46 (a)	36,000	28,623
Shell International Finance BV
3.13%, 11/07/49 (a)	209,000	144,503

See Notes to Schedules of Investments and Notes to Financial Statements.
20

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Siemens Funding BV
5.80%, 05/28/55 (a)(g)	$330,000	$352,720
Simon Property Group LP
3.38%, 06/15/27 (a)	64,000	63,371
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	391,000	403,817
Smith & Nephew PLC
5.40%, 03/20/34 (a)	130,000	134,172
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	826,000	851,408
5.78%, 04/03/54 (a)	300,000	306,873
Sonoco Products Co.
4.60%, 09/01/29 (a)	477,000	479,686
5.00%, 09/01/34 (a)	416,000	411,599
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	708,000	711,837
Southern California Edison Co.
4.00%, 04/01/47 (a)	210,000	158,527
4.20%, 03/01/29 (a)	159,000	157,100
5.65%, 10/01/28 (a)	1,103,000	1,137,072
Southern Co.
3.25%, 07/01/26 (a)	51,000	50,676
3.70%, 04/30/30 (a)	308,000	300,411
Southwest Airlines Co.
2.63%, 02/10/30 (a)	140,000	129,129
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	97,000	95,658
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	22,000	21,849
4.50%, 03/15/45 (a)	18,000	15,441
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (a)(b)(g)	290,000	259,367
Starbucks Corp.
4.00%, 11/15/28 (a)	55,000	54,926
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 (a)(g)	500,000	512,545
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	237,000	215,871
3.75%, 03/15/51 (a)	202,000	148,593
Stryker Corp.
1.95%, 06/15/30 (a)	213,000	192,548
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	405,000	442,981
	Principal Amount	Fair Value
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	$873,000	$850,835
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	25,000	19,045
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	477,000	467,975
Synopsys, Inc.
4.85%, 04/01/30 (a)	456,000	464,454
5.15%, 04/01/35 (a)	276,000	280,537
5.70%, 04/01/55 (a)	263,000	265,412
Sysco Corp.
5.95%, 04/01/30 (a)	19,000	20,144
6.60%, 04/01/50 (a)	25,000	27,780
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (a)	300,000	228,894
3.18%, 07/09/50 (a)	300,000	202,635
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	510,000	506,053
4.00%, 04/14/32 (a)	112,000	107,690
Tampa Electric Co.
2.40%, 03/15/31 (a)	220,000	199,419
3.45%, 03/15/51 (a)	174,000	124,962
4.35%, 05/15/44 (a)	137,000	117,872
Tanger Properties LP
2.75%, 09/01/31 (a)	465,000	417,328
Tapestry, Inc.
3.05%, 03/15/32 (a)	203,000	184,054
4.13%, 07/15/27 (a)	18,000	17,986
5.10%, 03/11/30 (a)	739,000	756,278
5.50%, 03/11/35 (a)	453,000	462,966
Targa Resources Corp.
6.50%, 03/30/34 (a)	556,000	605,401
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	445,000	445,534
Target Corp.
1.95%, 01/15/27 (a)	70,000	68,342
Telefonica Emisiones SA
4.10%, 03/08/27 (a)	227,000	226,594
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	83,000	74,141

See Notes to Schedules of Investments and Notes to Financial Statements.
21

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	$128,000	$94,541
Time Warner Cable LLC
6.55%, 05/01/37 (a)	46,000	47,791
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	790,000	751,638
3.75%, 04/15/27 (a)	280,000	278,354
4.50%, 04/15/50 (a)	37,000	31,139
4.80%, 07/15/28 (a)	723,000	736,072
5.50%, 01/15/55 (a)	130,000	125,698
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	449,000	416,712
4.46%, 06/08/32 (a)	237,000	236,877
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	926,000	974,615
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	919,000	876,533
Tractor Supply Co.
5.25%, 05/15/33 (a)	190,000	195,901
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	128,000	126,633
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	130,000	130,056
4.88%, 01/15/26 (a)	33,000	33,012
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	65,000	64,802
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	266,000	163,601
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/26 (a)(b)	544,000	547,101
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	394,000	394,500
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	34,000	28,972
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	183,000	189,259
5.70%, 03/15/34 (a)	200,000	210,758
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	275,000	276,270
	Principal Amount	Fair Value
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	$405,000	$426,514
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	415,000	411,236
4.80%, 09/15/35 (a)	365,000	361,474
UBS Group AG
4.28%, 01/09/28 (a)(g)	343,000	343,113
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 yr. CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	300,000	330,159
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (a)(b)(g)	405,000	482,557
UDR, Inc.
2.10%, 08/01/32 (a)	118,000	100,666
3.00%, 08/15/31 (a)	76,000	70,182
Union Pacific Corp.
3.55%, 05/20/61 (a)	125,000	86,254
3.60%, 09/15/37 (a)	23,000	20,393
3.80%, 04/06/71 (a)	57,000	40,208
4.10%, 09/15/67 (a)	39,000	29,680
United Parcel Service, Inc.
5.50%, 05/22/54 (a)	148,000	146,223
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	146,000	132,291
4.20%, 05/15/32 (a)	154,000	151,724
4.45%, 12/15/48 (a)	114,000	96,840
4.75%, 07/15/45 - 05/15/52 (a)	268,000	238,825
5.05%, 04/15/53 (a)	134,000	122,803
5.20%, 04/15/63 (a)	217,000	198,674
6.05%, 02/15/63 (a)	66,000	68,969
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	518,000	515,653
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	390,000	416,052
6.40%, 06/28/54 (a)	236,000	242,662
Ventas Realty LP
3.25%, 10/15/26 (a)	76,000	75,202
5.63%, 07/01/34 (a)	176,000	183,329
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	393,000	405,065
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	291,000	255,207
2.55%, 03/21/31 (a)	134,000	121,825
3.40%, 03/22/41 (a)	146,000	115,337

See Notes to Schedules of Investments and Notes to Financial Statements.
22

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
3.55%, 03/22/51 (a)	$110,000	$80,477
3.70%, 03/22/61 (a)	66,000	46,498
4.40%, 11/01/34 (a)	370,000	356,562
4.86%, 08/21/46 (a)	217,000	197,329
5.40%, 07/02/37 (a)(g)	366,000	371,834
Viatris, Inc.
4.00%, 06/22/50 (a)	104,000	70,945
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	116,000	93,387
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	196,000	206,588
Vontier Corp.
2.40%, 04/01/28 (a)	146,000	139,018
2.95%, 04/01/31 (a)	191,000	174,478
Vornado Realty LP
2.15%, 06/01/26 (a)	2,650,000	2,603,598
Vulcan Materials Co.
3.90%, 04/01/27 (a)	29,000	28,928
Walmart, Inc.
1.80%, 09/22/31 (a)	121,000	106,733
2.50%, 09/22/41 (a)	138,000	99,745
2.65%, 09/22/51 (a)	65,000	41,480
Walt Disney Co.
2.65%, 01/13/31 (a)	156,000	145,091
3.38%, 11/15/26 (a)	27,000	26,839
3.60%, 01/13/51 (a)	103,000	77,924
4.75%, 11/15/46 (a)	16,000	14,655
6.65%, 11/15/37 (a)	104,000	120,140
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	724,000	713,335
4.28%, 03/15/32 (a)	576,000	528,083
5.05%, 03/15/42 (a)	87,000	69,409
5.14%, 03/15/52 (a)	12,000	8,939
Wells Fargo & Co.
4.15%, 01/24/29 (a)	198,000	197,895
4.75%, 12/07/46 (a)	223,000	197,959
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	448,000	435,487
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	223,000	173,079
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	522,000	518,383
	Principal Amount	Fair Value
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (a)(b)	$262,000	$243,838
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	361,000	373,473
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	263,000	274,256
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	316,000	351,231
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	118,000	115,513
Williams Cos., Inc.
3.75%, 06/15/27 (a)	26,000	25,831
4.85%, 03/01/48 (a)	57,000	50,609
4.90%, 01/15/45 (a)	134,000	120,995
5.30%, 08/15/52 (a)	98,000	91,940
5.40%, 03/04/44 (a)	19,000	18,471
Willis North America, Inc.
3.88%, 09/15/49 (a)	107,000	81,174
Workday, Inc.
3.50%, 04/01/27 (a)	187,000	185,379
3.70%, 04/01/29 (a)	374,000	368,405
Zoetis, Inc.
3.90%, 08/20/28 (a)	69,000	68,831
5.60%, 11/16/32 (a)	348,000	369,997
		185,205,485
Non-Agency Collateralized Mortgage Obligations - 7.3%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	2,978,149	2,980,882
Bank
3.18%, 09/15/60 (a)	11,589,958	11,348,067
4.41%, 11/15/61 (a)(b)	4,925,103	4,942,383
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	2,316,814	2,181,289
CD Mortgage Trust
2.91%, 08/15/57 (a)	4,218,308	3,920,412
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	1,695,230	1,623,258

See Notes to Schedules of Investments and Notes to Financial Statements.
23

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
	Principal Amount	Fair Value
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	$872,688	$818,932
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	4,431,520	4,413,109
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	7,551,825	7,130,759
3.05%, 11/10/52 (a)	3,684,899	3,486,403
4.14%, 03/10/51 (a)(b)	1,502,877	1,446,510
4.43%, 11/10/48 (a)(b)	1,883,636	1,617,709
Impac CMB Trust (4.99% fixed rate until 10/25/25; 0.83% + 1 mo. Term SOFR thereafter)
4.99%, 10/25/34 (a)(b)	31,110	30,834
Impac Secured Assets Trust (4.77% fixed rate until 10/25/25; 0.61% + 1 mo. Term SOFR thereafter)
4.77%, 11/25/36 (a)(b)(h)**	155	—
JPMBB Commercial Mortgage Securities Trust
4.84%, 11/15/48 (a)(b)	1,252,301	623,370
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(i)	9,354	22
OBX Trust
5.06%, 09/25/65 (a)(b)(g)	1,868,387	1,870,233
Verus Securitization Trust
4.87%, 09/25/70 (a)(b)(g)	1,794,586	1,790,705
		50,224,877
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38 (a)(j)	$1,060,000	$1,081,009
Total Bonds and Notes (Cost $689,771,165)		665,357,509
Total Investments in Securities (Cost $689,771,165)		665,357,509
	Number of Shares
Short-Term Investment - 23.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (a)(k)(l) (Cost $158,750,807)	158,750,807	158,750,807
Total Investments (Cost $848,521,972)		824,108,316
Liabilities in Excess of Other Assets, net - (19.9)%		(136,959,051)
NET ASSETS - 100.0%		$687,149,265

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$73,320	1.00%/ Quarterly	06/20/30	$(1,658,341)	$(1,170,630)	$(487,711)

See Notes to Schedules of Investments and Notes to Financial Statements.
24

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
The Fund had the following long futures contracts open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2025	58	$6,943,500	$6,963,625	$20,125
U.S. Long Bond Futures	December 2025	9	1,028,250	1,049,344	21,094
5 Yr. U.S. Treasury Notes Futures	December 2025	1,496	163,165,207	163,273,683	108,476
10 Yr. U.S. Treasury Notes Futures	December 2025	52	5,844,563	5,850,000	5,437
					$155,132
The Fund had the following short futures contracts open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	December 2025	27	$(3,078,844)	$(3,107,109)	$(28,266)
2 Yr. U.S. Treasury Notes Futures	December 2025	148	(30,860,718)	(30,842,969)	17,750
					$(10,516)
During the year ended September 30, 2025, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$214,924,526	$19,670,062	$67,332,663

(a)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $41,309,947 or 6.01% of the net assets of the State Street Income Fund.
(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(i)	Security is in default.
(j)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(l)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.
See Notes to Schedules of Investments and Notes to Financial Statements.
25

State Street Income Fund
Schedule of Investments, continued — September 30, 2025
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$214,912,548	$—	$214,912,548
Agency Mortgage Backed	—	205,922,967	—	205,922,967
Agency Collateralized Mortgage Obligations	—	5,378,159	—	5,378,159
Asset Backed	—	2,632,464	—	2,632,464
Corporate Notes	—	185,205,485	—	185,205,485
Non-Agency Collateralized Mortgage Obligations	—	50,224,877	0(a)	50,224,877
Municipal Bonds and Notes	—	1,081,009	—	1,081,009
Short-Term Investment	158,750,807	—	—	158,750,807
Total Investments in Securities	$158,750,807	$665,357,509	$—	$824,108,316
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(487,711)	$—	$(487,711)
Long Futures Contracts - Unrealized Appreciation	155,132	—	—	155,132
Short Futures Contracts - Unrealized Appreciation	17,750	—	—	17,750
Short Futures Contracts - Unrealized Depreciation	(28,266)	—	—	(28,266)
Total Other Financial Instruments	$144,616	$(487,711)	$—	$(343,095)

(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2025.

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	160,685,227	$160,685,227	$251,003,884	$252,938,304	$—	$—	158,750,807	$158,750,807	$7,120,532
See Notes to Schedules of Investments and Notes to Financial Statements.
26

State Street U.S. Core Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)
Net asset value, beginning of period	$84.61	$63.05	$56.53	$76.83	$66.39	$57.30
Income/(loss) from investment operations:
Net investment income	0.78(d)	0.82(d)	0.75(d)	0.77(d)	0.54(d)	0.77(d)
Net realized and unrealized gains/(losses) on investments	10.62	23.36	11.20	(11.27)	9.90	12.86
Total income/(loss) from investment operations	11.40	24.18	11.95	(10.50)	10.44	13.63
Less distributions from:
Net investment income	(1.00)	(0.85)	(0.81)	(0.77)	—	(0.81)
Net realized gains	(13.12)	(1.77)	(4.62)	(9.03)	—	(3.73)
Total distributions	(14.12)	(2.62)	(5.43)	(9.80)	—	(4.54)
Net asset value, end of period	$81.89	$84.61	$63.05	$56.53	$76.83	$66.39
Total Return(e)	15.51%	39.34%	22.53%	(16.76)%	15.73%(f)	23.82%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,858,724	$5,761,823	$5,869,302	$5,198,625	$6,795,684	$6,229,783
Ratios to average net assets:
Net expenses	0.13%	0.14%	0.14%	0.16%	0.15%(g)	0.14%
Gross expenses	0.13%	0.14%	0.14%	0.16%	0.15%(g)	0.14%
Net investment income	1.02%	1.11%	1.23%	1.11%	0.99%(g)	1.29%
Portfolio turnover rate	40%	50%	38%	30%	27%(f)	37%
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP U.S. Equity Fund, which was reorganized into the State Street U.S. Core Equity Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	27

State Street Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22	Period Ended 9/30/21(a)(b)(c)	Year Ended 12/31/20(a)(b)
Net asset value, beginning of period	$10.14	$9.39	$9.69	$12.08	$12.42	$11.85
Income/(loss) from investment operations:
Net investment income	0.38(d)	0.39(d)	0.33(d)	0.23(d)	0.17(d)	0.26(d)
Net realized and unrealized gains/(losses) on investments	(0.16)	0.76	(0.26)	(2.02)	(0.29)	0.69
Total income/(loss) from investment operations	0.22	1.15	0.07	(1.79)	(0.12)	0.95
Less distributions from:
Net investment income	(0.40)	(0.40)	(0.37)	(0.27)	(0.22)	(0.34)
Net realized gains	—	—	—	(0.33)	—	(0.04)
Total distributions	(0.40)	(0.40)	(0.37)	(0.60)	(0.22)	(0.38)
Net asset value, end of period	$9.96	$10.14	$9.39	$9.69	$12.08	$12.42
Total Return(e)	2.31%	12.55%	0.57%	(15.48)%	(0.93)%(f)	8.20%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$687,149	$980,079	$1,312,814	$1,432,739	$1,908,411	$2,084,815
Ratios to average net assets:
Net expenses	0.20%	0.19%	0.19%	0.20%	0.19%(g)	0.17%
Gross expenses	0.20%	0.19%	0.19%	0.20%	0.19%(g)	0.17%
Net investment income	3.92%	4.02%	3.34%	2.07%	1.85%(g)	2.16%
Portfolio turnover rate	28%(h)	52%(h)	32%(h)	48%(h)	59%(f)(h)	110%(h)
Notes to Financial Highlights
(a)	Beginning with the year ended September 30, 2022, the Fund was audited by Ernst & Young LLP. The previous periods were audited by another independent registered public accounting firm.
(b)	Financial information from January 1, 2018 until May 24, 2021 is for the GE RSP Income Fund, which was reorganized into the State Street Income Fund effective May 24, 2021.
(c)	Effective April 13, 2021, the Board of Trustees approved a change in fiscal year end for the Fund from December 31 to September 30.
(d)	Per share values have been calculated using the average shares method.
(e)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.
(f)	Not annualized.
(g)	Annualized for periods less than one year.
(h)	The portfolio turnover calculated for the periods ended September 30, 2025, September 30, 2024, September 30, 2023, September 30, 2022 , September 30, 2021, and December 31, 2020 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 247%, 257%, 262%, 163%, 134% , and 304%, respectively.
The accompanying Notes are an integral part of these financial statements.
28	Financial Highlights

State Street Institutional Investment Trust
Statements of Assets and Liabilities — September 30, 2025
	State Street U.S. Core Equity Fund	State Street Income Fund
Assets
Investments in unaffiliated securities, at fair value (cost $2,557,550,149 and $689,771,165, respectively)	$4,681,950,573	$665,357,509
Investments in affiliated securities, at fair value (cost $174,418,135 and $158,750,807, respectively)	174,418,135	158,750,807
Cash	52,737	3,283,569
Net cash collateral on deposit with broker for future contracts	6,761,518	194,380
Net cash collateral on deposit with broker for swap contracts and TBAs	—	1,680,367
Receivable for investments sold	8,226,526	—
Income receivables	1,111,011	4,195,267
Income receivable from affiliated investments	626,303	520,126
Receivable for accumulated variation margin on futures contracts	1,623,885	227,121
Total assets	4,874,770,688	834,209,146
Liabilities
Distribution payable to shareholders	—	122,637
Payable for investments purchased	14,339,525	144,715,793
Payable for fund shares redeemed	824,959	194,176
Payable for accumulated variation margin on swap contracts	—	1,680,744
Payable to the Adviser	473,990	73,685
Payable for custody, fund accounting and sub-administration fees	216,147	74,350
Accrued other expenses	191,757	198,496
Total liabilities	16,046,378	147,059,881

Net Assets	$4,858,724,310	$687,149,265
Net Assets Consist of:
Capital paid in	$2,291,269,451	$906,723,451
Total distributable earnings (loss)	2,567,454,859	(219,574,186)
Net Assets	$4,858,724,310	$687,149,265
Shares outstanding ($25.00 and $10.00 par value, respectively; unlimited shares authorized)	59,334,273	68,995,711
Net asset value per share	$81.89	$9.96
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	29

State Street Institutional Investment Trust
Statements of Operations — For the year ended September 30, 2025
	State Street U.S. Core Equity Fund	State Street Income Fund
Investment Income
Income
Dividend	$54,266,430	$—
Interest	116,525	26,910,789
Income from affiliated investments	5,343,346	7,120,532
Less: Foreign taxes withheld	(12,205)	—
Total income	59,714,096	34,031,321
Expenses
Advisory and administration fees	6,231,531	1,074,660
Trustees' fees	45,236	24,736
Custody, fund accounting and sub-administration fees	492,700	157,261
Other expenses	139,262	388,500
Total expenses	6,908,729	1,645,157
Net investment income (loss)	$52,805,367	$32,386,164
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$694,932,622(a)	$(24,296,802)(a)
Futures	(2,261,339)	(7,696,655)
Swap contracts	—	(541,725)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(127,329,610)	12,625,317
Futures	1,627,825	(28,562)
Swap contracts	—	(332,141)
Net realized and unrealized gain (loss) on investments	566,969,498	(20,270,568)
Net Increase (Decrease) in Net Assets Resulting from Operations	$619,774,865	$12,115,596
(a)	Includes $243,942,349 of net realized gains and $(10,682,553) of net realized losses from redemptions in-kind for the State Street U.S. Core Equity Fund and State Street Income Fund, respectively. (See Note 8)
The accompanying Notes are an integral part of these financial statements.
30	Statements of Operations

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street U.S. Core Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$52,805,367	$72,904,988
Net realized gain (loss) on investments and futures	692,671,283	1,883,751,074
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(125,701,785)	227,036,108
Net increase (decrease) from operations	619,774,865	2,183,692,170
Distributions to shareholders:
Total distributions	(943,156,805)	(240,190,752)
Increase (decrease) in assets from operations and distributions	(323,381,940)	1,943,501,418
Share transactions:
Proceeds from sale of shares	36,083,901	67,474,849
Value of distributions reinvested	877,540,926	227,552,367
Cost of shares redeemed	(1,493,341,419)	(2,346,007,588)
Net increase (decrease) from share transactions	(579,716,592)	(2,050,980,372)
Total increase (decrease) in net assets	(903,098,532)	(107,478,954)
Net Assets
Beginning of year	5,761,822,842	5,869,301,796
End of year	$4,858,724,310	$5,761,822,842
Changes in Fund Shares
Shares sold	489,209	918,900
Issued for distributions reinvested	12,022,756	3,320,478
Shares redeemed	(21,276,356)	(29,229,914)
Net increase (decrease) in fund shares	(8,764,391)	(24,990,536)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	31

State Street Institutional Investment Trust
Statements of Changes in Net Assets
	State Street Income Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$32,386,164	$49,698,907
Net realized gain (loss) on investments, futures and swap contracts	(32,535,182)	(41,994,649)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	12,264,614	131,450,618
Net increase (decrease) from operations	12,115,596	139,154,876
Distributions to shareholders:
Total distributions	(33,714,503)	(51,410,744)
Increase (decrease) in assets from operations and distributions	(21,598,907)	87,744,132
Share transactions:
Proceeds from sale of shares	30,804,059	19,873,233
Value of distributions reinvested	32,241,886	49,739,440
Cost of shares redeemed	(334,376,364)	(490,092,675)
Net increase (decrease) from share transactions	(271,330,419)	(420,480,002)
Total increase (decrease) in net assets	(292,929,326)	(332,735,870)
Net Assets
Beginning of year	980,078,591	1,312,814,461
End of year	$687,149,265	$980,078,591
Changes in Fund Shares
Shares sold	3,151,286	2,009,825
Issued for distributions reinvested	3,286,949	5,109,797
Shares redeemed	(34,134,041)	(50,254,503)
Net increase (decrease) in fund shares	(27,695,806)	(43,134,881)
The accompanying Notes are an integral part of these financial statements.
32	Statements of Changes in Net Assets

State Street Institutional Investment Trust
Notes to Financial Statements — September 30, 2025
1.Organization of the Funds
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the State Street U.S. Core Equity Fund and the State Street Income Fund (each, a “Fund”  and collectively, the “Funds”).  Shares of the Funds may be purchased only by Eligible Investors, as defined in the Funds' prospectus, through General Electric Company’s defined contribution plan arrangement in a Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued
Notes to Financial Statements	33

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025 at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
34	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The State Street U.S. Core Equity Fund invests in real estate investments trusts (“REITs”). REITs determine the tax character of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital gains distributions at year end based on information provided by the REIT and/or SSGA FM estimates of such redesignations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund that incurs such expenses. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
Distributions The State Street Income Fund declares investment income dividends daily and pays them monthly. The State Street U.S. Core Equity Fund declares and pays dividends from investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the year ended September 30, 2025, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the
Notes to Financial Statements	35

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025 pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts Each Fund may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the year ended September 30, 2025, the State Street U.S. Core Equity Fund and the State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps During the year ended September 30, 2025, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or
36	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025 depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2025 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	1,623,885	$—	$1,623,885
State Street Income Fund
Futures Contracts	$227,121	$—	$—	$—	$—	$227,121

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income Fund
Swap Contracts	$—	$—	1,680,744	$—	$—	$1,680,744

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	(2,261,339)	$—	$(2,261,339)
State Street Income Fund
Futures Contracts	$(7,696,655)	$—	$—	$—	$—	$(7,696,655)
Swap Contracts	—	—	(541,725)	—	—	(541,725)

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Core Equity Fund
Futures Contracts	$—	$—	$—	1,627,825	$—	$1,627,825
State Street Income Fund
Futures Contracts	$(28,562)	$—	$—	$—	$—	$(28,562)
Swap Contracts	—	—	(332,141)	—	—	(332,141)
Notes to Financial Statements	37

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
State Street U.S. Core Equity Fund	0.12%
State Street Income Fund	0.13%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Due to Custodian In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Funds.
Other Transactions with Affiliates Each Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2025 are disclosed in each Fund's Schedule of Investments.
7.Trustees' Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, TBA transactions, short term investments and derivative contracts) for the fiscal year ended September 30, 2025 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street U.S. Core Equity Fund	$—	$—	$2,035,582,497	$2,787,616,067
State Street Income Fund	129,446,480	220,617,228	57,470,986	106,749,432
Redemption In-Kind In accordance with guidelines described in the Funds’ prospectus, a Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, a Fund recognizes a gain or loss on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds or is less than, respectively, the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. These reclassifications have no effect on net assets or NAV per share. The net realized in-kind gains or losses are disclosed in the Statements of Operations.
During the year ended September 30, 2025, the State Street U.S. Core Equity Fund and the State Street Income Fund had redemptions in-kind that resulted in redemptions of $823,835,661 and $153,937,992 that were paid in securities, respectively.
38	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025
9.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, paydown gains and losses, futures contracts, swap contracts, straddle loss deferrals, return of capital adjustments, in-kind transactions, wash sale loss deferrals, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the fiscal year ended September 30, 2025 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street U.S. Core Equity Fund	$174,995,543	$768,161,262	$943,156,805
State Street Income Fund	33,714,503	—	33,714,503
The tax character of distributions paid during the fiscal year ended September 30, 2024 were as follows:
Fund	Ordinary Income	Long-Term Capital Gains	Total
State Street U.S. Core Equity Fund	$77,965,049	$162,225,703	$240,190,752
State Street Income Fund	51,410,744	—	51,410,744
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Distribution Payable	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street U.S. Core Equity Fund	$37,060,136	$—	$—	$442,942,993	$2,095,545,515	$(8,093,785)	$2,567,454,859
State Street Income Fund	—	(122,637)	(191,282,826)	—	(27,695,621)	(473,102)	(219,574,186)
Notes to Financial Statements	39

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025
As of September 30, 2025, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
State Street Income Fund	$58,120,900	$133,161,926
As of September 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street U.S. Core Equity Fund	$2,762,446,109	$2,129,287,847	$33,742,332	$2,095,545,515
State Street Income Fund	851,460,842	6,411,815	34,107,436	(27,695,621)
10.Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans during the year ended September 30, 2025.
11.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
40	Notes to Financial Statements

State Street Institutional Investment Trust
Notes to Financial Statements, continued — September 30, 2025
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	41

State Street Institutional Investment Trust
Report of Independent Registered Public Accounting Firm
To the Shareholders of State Street U.S. Core Equity Fund and State Street Income Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street U.S. Core Equity Fund and State Street Income Fund (collectively, the “Funds”) (two of the funds constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting State Street Institutional Investment Trust) at September 30, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2021 were audited by another independent registered public accounting firm whose report, dated November 24, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
November 25, 2025
42	Report of Independent Registered Public Accounting Firm

State Street Institutional Investment Trust
Other Information — September 30, 2025 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended September 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2025 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended September 30, 2025:
Amount
State Street U.S. Core Equity Fund	$768,161,262
Other Information	43

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract — September 30, 2025 (Unaudited)
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each of State Street Income Fund and State Street U.S. Core Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
______________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
44

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
45

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and
46

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Income Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods and was above the Benchmark for the 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street U.S. Core Equity Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
47

State Street Institutional Investment Trust
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — September 30, 2025 (Unaudited)
State Street U.S. Core Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and  Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
48

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	December 5, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	December 5, 2025